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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Madison Asset Management, LLC
Chief Legal Officer
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.
The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
March 31, 2018

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
CORE BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

Ultra Series Fund | March 31, 2018

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Alternative Funds - 1.5%
SPDR Gold Shares *	17,303	$2,176,544

Bond Funds - 58.7%
Baird Aggregate Bond Fund Institutional Shares	760,398	8,090,634
iShares 20+ Year Treasury Bond ETF (A)	49,553	6,040,511
iShares 7-10 Year Treasury Bond ETF	49,655	5,123,899
iShares TIPS Bond Fund ETF	64,998	7,348,024
Madison Core Bond Fund Class Y (B)	3,370,781	32,898,826
Madison Corporate Bond Fund Class Y (B)	886,851	9,941,604
Vanguard Short-Term Corporate Bond ETF	84,465	6,624,590
Virtus Seix Floating Rate High Income Fund, Class R6	862,511	7,521,098
		83,589,186
Foreign Stock Funds - 10.5%
iShares MSCI Eurozone ETF	49,016	2,124,844
iShares MSCI Japan ETF	18,859	1,144,364
Vanguard FTSE All World ex-U.S. Small-Cap ETF	6,014	717,109
Vanguard FTSE All-World ex-U.S. ETF	118,357	6,435,070
Vanguard FTSE Emerging Markets ETF	59,709	2,805,129
Vanguard FTSE Europe ETF	18,315	1,065,017
WisdomTree Japan Hedged Equity Fund	12,782	715,920
		15,007,453
Money Market Funds - 2.1%
State Street Institutional U.S. Government Money Market Fund, 1.58%, Premier Class	2,927,098	2,927,098

Stock Funds - 27.1%
Energy Select Sector SPDR Fund	15,908	1,072,358
iShares Core S&P Mid-Cap ETF	16,020	3,004,871
Madison Dividend Income Fund Class Y (B)	360,863	9,321,092
Madison Investors Fund Class Y (B)	438,243	9,882,379
Madison Mid Cap Fund Class Y (B)	133,613	1,312,082
PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio (A)	167,240	2,971,855
Vanguard Financials ETF (A)	9,994	694,283
Vanguard Growth ETF (A)	27,225	3,862,683
Vanguard Short-Term Treasury ETF	108,292	6,501,853
		38,623,456
Total Investment Companies ( Cost $135,855,115 )		142,323,737
COLLATERAL FOR SECURITIES ON LOAN (C) - 6.4%
State Street Navigator Securities Lending Government Money Market Portfolio	9,072,204	9,072,204
Total Collateral for Securities on Loan ( Cost $9,072,204 )		9,072,204
TOTAL INVESTMENTS - 106.3% ( Cost $144,927,319 )		151,395,941
NET OTHER ASSETS AND LIABILITIES - (6.3%)		(8,936,168)
TOTAL NET ASSETS - 100.0%		$142,459,773

* Non-income producing.

Ultra Series Fund | March 31, 2018

Conservative Allocation Fund Portfolio of Investments (unaudited)

(A)
A portion of securities on loan with an aggregate value of $8,948,721; cash collateral (included in liabilities) of $9,072,204 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

(B)	Affiliated Company.
(C)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

Ultra Series Fund | March 31, 2018

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Alternative Funds - 1.5%
SPDR Gold Shares *	28,174	$3,544,007

Bond Funds - 33.8%
Baird Aggregate Bond Fund Institutional Shares	299,443	3,186,071
iShares 20+ Year Treasury Bond ETF (A)	76,765	9,357,653
iShares 7-10 Year Treasury Bond ETF	58,594	6,046,315
iShares TIPS Bond Fund ETF	64,053	7,241,192
Madison Core Bond Fund Class Y (B)	4,140,723	40,413,456
Madison Corporate Bond Fund Class Y (B)	437,539	4,904,810
Virtus Seix Floating Rate High Income Fund, Class R6	835,576	7,286,223
		78,435,720
Foreign Stock Funds - 18.2%
iShares MSCI Eurozone ETF	160,199	6,944,627
iShares MSCI Japan ETF	61,118	3,708,640
Vanguard FTSE All World ex-U.S. Small-Cap ETF	19,597	2,336,746
Vanguard FTSE All-World ex-U.S. ETF	278,531	15,143,730
Vanguard FTSE Emerging Markets ETF	185,378	8,709,058
Vanguard FTSE Europe ETF	59,644	3,468,299
WisdomTree Japan Hedged Equity Fund (A)	31,457	1,761,907
		42,073,007
Money Market Funds - 3.1%
State Street Institutional U.S. Government Money Market Fund, 1.58%, Premier Class	7,278,838	7,278,838

Stock Funds - 43.2%
Energy Select Sector SPDR Fund	34,660	2,336,430
iShares Core S&P Mid-Cap ETF	35,756	6,706,753
Madison Dividend Income Fund Class Y (B)	1,008,255	26,043,227
Madison Investors Fund Class Y (B)	1,173,663	26,466,096
Madison Large Cap Value Fund Class Y (B)	496,307	7,151,782
Madison Mid Cap Fund Class Y (B)	369,056	3,624,130
PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	273,284	4,856,257
Vanguard Financials ETF (A)	16,240	1,128,193
Vanguard Growth ETF	80,802	11,464,188
Vanguard Information Technology ETF	7,352	1,257,192
Vanguard Short-Term Treasury ETF	149,086	8,951,184
		99,985,432
Total Investment Companies ( Cost $208,095,632 )		231,317,004
COLLATERAL FOR SECURITIES ON LOAN (C) - 5.2%
State Street Navigator Securities Lending Government Money Market Portfolio	11,843,281	11,843,281
Total Collateral for Securities on Loan ( Cost $11,843,281 )		11,843,281
TOTAL INVESTMENTS - 105.0% ( Cost $219,938,913 )		243,160,285
NET OTHER ASSETS AND LIABILITIES - (5.0%)		(11,488,756)
TOTAL NET ASSETS - 100.0%		$231,671,529

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Moderate Allocation Fund Portfolio of Investments (unaudited)

*	Non-income producing.
(A)
A portion of securities on loan with an aggregate value of $11,671,015; cash collateral (included in liabilities) of $11,843,281 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

(B)	Affiliated Company.
(C)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Alternative Funds - 1.5%
SPDR Gold Shares *	10,034	$1,262,177

Bond Funds - 14.9%
iShares 20+ Year Treasury Bond ETF (A)	15,905	1,938,819
iShares 7-10 Year Treasury Bond ETF	20,429	2,108,069
Madison Core Bond Fund Class Y (B)	789,878	7,709,212
Vanguard Short-Term Corporate Bond ETF	5,333	418,267
		12,174,367
Foreign Stock Funds - 25.4%
iShares MSCI Eurozone ETF	76,814	3,329,887
iShares MSCI Japan ETF	28,738	1,743,822
Vanguard FTSE All World ex-U.S. Small-Cap ETF	12,206	1,455,443
Vanguard FTSE All-World ex-U.S. ETF	137,257	7,462,663
Vanguard FTSE Emerging Markets ETF	87,969	4,132,784
Vanguard FTSE Europe ETF	28,323	1,646,983
WisdomTree Japan Hedged Equity Fund (A)	18,640	1,044,026
		20,815,608
Money Market Funds - 3.0%
State Street Institutional U.S. Government Money Market Fund, 1.58%, Premier Class	2,456,165	2,456,165

Stock Funds - 55.2%
Energy Select Sector SPDR Fund	15,560	1,048,900
iShares Core S&P Mid-Cap ETF	22,925	4,300,042
Madison Dividend Income Fund Class Y (B)	423,463	10,938,059
Madison Investors Fund Class Y (B)	485,577	10,949,764
Madison Large Cap Value Fund Class Y (B)	274,146	3,950,446
Madison Mid Cap Fund Class Y (B)	314,913	3,092,445
PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio (A)	98,151	1,744,143
Vanguard Growth ETF	39,146	5,554,034
Vanguard Information Technology ETF (A)	5,203	889,713
Vanguard Short-Term Treasury ETF	45,939	2,758,178
		45,225,724
Total Investment Companies ( Cost $70,430,026 )		81,934,041
COLLATERAL FOR SECURITIES ON LOAN (C) - 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio	4,331,345	4,331,345
Total Collateral for Securities on Loan ( Cost $4,331,345 )		4,331,345
TOTAL INVESTMENTS - 105.3% ( Cost $74,761,371 )		86,265,386
NET OTHER ASSETS AND LIABILITIES - (5.3%)		(4,349,055)
TOTAL NET ASSETS - 100.0%		$81,916,331

* Non-income producing.
(A)
A portion of securities on loan with an aggregate value of $4,278,170; cash collateral (included in liabilities) of $4,331,345; was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Aggressive Allocation Fund Portfolio of Investments (unaudited)

(B)	Affiliated Company.
(C)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 3.7%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$500,000	$493,676
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	470,580	469,291
CarMax Auto Owner Trust, Series 2015-2, Class A4, 1.8%, 3/15/21	550,000	545,591
Chase Issuance Trust, Series 2017-A1, Class A, (1M LIBOR + 0.300%) (A), 2.077%, 1/18/22	500,000	501,346
Chesapeake Funding II LLC, Series 2017 4A, Class A1 (B), 2.12%, 11/15/29	400,000	395,043
Enterprise Fleet Financing LLC, Series 2015-2, Class A3 (B), 2.09%, 2/22/21	200,000	199,407
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (B), 1.97%, 1/20/23	510,000	506,302
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 (B), 2.13%, 5/22/23	500,000	494,952
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A1, 1.77%, 8/15/20	500,000	498,773
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	479,111	479,205
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46%, 6/15/20	158,816	158,761
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	1,000,000	984,940
Total Asset Backed Securities ( Cost $5,739,719 )		5,727,287
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	2,263,798	255,789
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	375,000	382,549
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	500,000	520,289
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	504,063	550,037
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	317,560	315,084
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	704,590	698,402
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	2,827,855	234,873
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	2,110,950	403,746
Total Collateralized Mortgage Obligations ( Cost $3,398,602 )		3,360,769
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (A) (C), 1.092%, 1/25/23	10,464,309	423,813
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (A) (C), 0.641%, 1/25/22	23,865,576	495,476
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	500,000	494,753
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B) (C), 3.751%, 2/25/45	1,000,000	1,006,778
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2, 2.862%, 3/15/47	330,163	330,724
Total Commercial Mortgage-Backed Securities ( Cost $2,850,192 )		2,751,544
CORPORATE NOTES AND BONDS - 36.1%
Consumer Discretionary - 7.7%
Advance Auto Parts Inc., 4.5%, 12/1/23	1,000,000	1,035,057
Amazon.com Inc. (B), 2.8%, 8/22/24	125,000	121,288
CCO Holdings LLC / CCO Holdings Capital Corp. (B), 5.875%, 5/1/27	525,000	525,000
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	400,000	408,596
D.R. Horton Inc., 2.55%, 12/1/20	400,000	393,911
Discovery Communications LLC, 5%, 9/20/37	500,000	498,312
DISH DBS Corp., 6.75%, 6/1/21	300,000	301,875
ERAC USA Finance LLC (B), 6.7%, 6/1/34	500,000	617,171
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	1,000,000	1,000,212
GameStop Corp. (B) (D), 6.75%, 3/15/21	200,000	202,000
General Motors Financial Co. Inc., 3.2%, 7/6/21	750,000	743,509
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	253,000	257,592

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

Harman International Industries Inc., 4.15%, 5/15/25	400,000	404,918
Lennar Corp., 4.75%, 4/1/21	500,000	508,750
Lowe's Cos. Inc., 2.5%, 4/15/26	500,000	463,397
Marriott International Inc., 3.125%, 6/15/26	400,000	379,112
McDonald's Corp., MTN, 4.875%, 12/9/45	400,000	435,257
Newell Brands Inc., 4.2%, 4/1/26	800,000	792,012
Omnicom Group Inc., 3.6%, 4/15/26	750,000	727,037
Priceline Group Inc./The, 3.6%, 6/1/26	500,000	491,203
Sirius XM Radio Inc. (B), 6%, 7/15/24	350,000	359,842
Toll Brothers Finance Corp., 4%, 12/31/18	500,000	503,100
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	850,000	803,170
		11,972,321
Consumer Staples - 3.0%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	1,000,000	1,078,511
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	850,000	799,143
CVS Health Corp., 4.75%, 12/1/22	1,060,000	1,110,265
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,060,673
Molson Coors Brewing Co., 2.1%, 7/15/21	400,000	383,817
Tyson Foods Inc., 3.55%, 6/2/27	300,000	288,726
		4,721,135
Energy - 2.4%
Antero Resources Corp., 5.625%, 6/1/23	300,000	306,000
EnLink Midstream Partners L.P., 5.45%, 6/1/47	550,000	540,140
Enterprise Products Operating LLC, 3.75%, 2/15/25	750,000	753,360
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	400,000	415,304
Jonah Energy LLC / Jonah Energy Finance Corp. (B), 7.25%, 10/15/25	300,000	270,000
Marathon Oil Corp., 2.7%, 6/1/20	750,000	738,905
Unit Corp., 6.625%, 5/15/21	450,000	450,000
Valero Energy Partners L.P., 4.5%, 3/15/28	250,000	251,467
		3,725,176
Financials - 10.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 3.75%, 5/15/19	400,000	402,504
Affiliated Managers Group Inc., 4.25%, 2/15/24	1,000,000	1,032,017
Air Lease Corp., 3.875%, 4/1/21	500,000	507,511
Air Lease Corp., 3.75%, 2/1/22	700,000	706,235
American Express Co., 2.5%, 8/1/22	500,000	482,295
American International Group Inc., 4.75%, 4/1/48	200,000	206,000
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	384,236
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (A), 2.816%, 7/21/23	400,000	389,828
Bank of Montreal, MTN (E), 1.9%, 8/27/21	1,000,000	960,467
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	243,669
Boston Properties L.P., 2.75%, 10/1/26	1,000,000	910,315
Capital One Financial Corp., 2.5%, 5/12/20	400,000	393,748
Capital One Financial Corp., 3.3%, 10/30/24	400,000	385,574
Cboe Global Markets Inc., 3.65%, 1/12/27	500,000	487,253
Discover Bank, 3.45%, 7/27/26	400,000	377,881
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (A), 3.272%, 9/29/25	700,000	673,856
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	500,000	481,719
Huntington National Bank/The, 2.4%, 4/1/20	1,000,000	987,996
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	193,431

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	867,800
Liberty Mutual Group Inc. (B), 4.25%, 6/15/23	1,000,000	1,020,611
Morgan Stanley, 4.3%, 1/27/45	1,000,000	1,011,083
Nasdaq Inc., 3.85%, 6/30/26	100,000	98,648
Old Republic International Corp., 3.875%, 8/26/26	500,000	491,216
Raymond James Financial Inc., 3.625%, 9/15/26	300,000	294,022
Regions Financial Corp., 3.2%, 2/8/21	750,000	748,624
Regions Financial Corp., 2.75%, 8/14/22	400,000	388,664
Synchrony Financial, 3.75%, 8/15/21	1,100,000	1,109,199
Synchrony Financial, 3.7%, 8/4/26	400,000	374,087
TD Ameritrade Holding Corp., 3.3%, 4/1/27	400,000	390,208
		17,000,697
Health Care - 2.6%
AbbVie Inc., 4.45%, 5/14/46	300,000	298,341
Actavis Funding SCS (E), 4.55%, 3/15/35	435,000	425,857
Becton, Dickinson and Co., 2.894%, 6/6/22	500,000	485,130
CVS Health Corp., 4.3%, 3/25/28	250,000	251,065
Forest Laboratories LLC (B), 5%, 12/15/21	250,000	260,964
HCA Inc., 3.75%, 3/15/19	500,000	501,900
Humana Inc., 2.5%, 12/15/20	400,000	392,335
Laboratory Corp. of America Holdings, 3.6%, 9/1/27	300,000	290,270
Shire Acquisitions Investments Ireland DAC (E), 1.9%, 9/23/19	750,000	737,622
Zoetis Inc., 3%, 9/12/27	475,000	445,076
		4,088,560
Industrials - 1.9%
Carlisle Cos. Inc., 3.5%, 12/1/24	200,000	196,039
CRH America Inc. (B), 3.875%, 5/18/25	300,000	301,802
Masco Corp., 4.375%, 4/1/26	650,000	660,075
Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,417,302
United Rentals North America Inc., 4.625%, 7/15/23	400,000	407,000
		2,982,218
Information Technology - 3.6%
Analog Devices Inc., 5.3%, 12/15/45	600,000	677,987
Apple Inc., 2.25%, 2/23/21	500,000	492,480
Autodesk Inc., 4.375%, 6/15/25	1,000,000	1,027,951
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	1,000,000	1,018,536
Citrix Systems Inc., 4.5%, 12/1/27	105,000	104,309
Dell International LLC / EMC Corp. (B), 8.35%, 7/15/46	250,000	317,545
Fidelity National Information Services Inc., 3%, 8/15/26	475,000	442,308
Fiserv Inc., 2.7%, 6/1/20	300,000	298,094
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	300,000	320,520
Oracle Corp., 4%, 7/15/46	750,000	739,090
VMware Inc., 3.9%, 8/21/27	210,000	198,794
		5,637,614
Materials - 0.5%
WestRock Co. (B), 3.75%, 3/15/25	750,000	748,264

Real Estate - 2.2%
Boston Properties L.P., 3.65%, 2/1/26	450,000	440,009

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	487,305
Iron Mountain Inc. (B), 4.875%, 9/15/27	250,000	231,875
SL Green Operating Partnership L.P., 3.25%, 10/15/22	200,000	195,054
Store Capital Corp., 4.5%, 3/15/28	550,000	546,304
Welltower Inc., 4.5%, 1/15/24	1,000,000	1,034,209
WP Carey Inc., 4.25%, 10/1/26	400,000	394,219
		3,328,975
Telecommunication Services - 0.9%
AT&T Inc., 5.15%, 2/14/50	375,000	378,814
Verizon Communications Inc., 5.15%, 9/15/23	600,000	647,333
Verizon Communications Inc., 4.4%, 11/1/34	300,000	296,281
		1,322,428
Utilities - 0.4%
Duke Energy Corp., 3.75%, 9/1/46	650,000	586,279
Total Corporate Notes and Bonds ( Cost $55,949,055 )		56,113,667
LONG TERM MUNICIPAL BONDS - 4.4%
General - 4.4%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,000,000	1,059,500
East Baton Rouge Sewerage Commission Revenue, Series B, 6.087%, 2/1/45	1,000,000	1,052,100
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	1,000,000	1,075,830
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,267,090
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	525,640
Palomar Community College District, General Obligation, 7.194%, 8/1/45	1,000,000	1,100,870
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	800,000	853,416
		6,934,446
Total Long Term Municipal Bonds ( Cost $6,949,100 )		6,934,446
MORTGAGE BACKED SECURITIES - 26.0%
Fannie Mae - 16.4%
1.125%, 10/19/18 Pool # IE MAE	500,000	497,572
3%, 9/1/30 Pool # 890696	1,305,895	1,307,281
3%, 12/1/30 Pool # AL8924	539,323	540,224
7%, 11/1/31 Pool # 607515	23,673	26,112
3.5%, 12/1/31 Pool # MA0919	138,832	141,852
3%, 2/1/32 Pool # AL9867	524,557	524,301
6.5%, 3/1/32 Pool # 631377	32,184	35,917
7%, 5/1/32 Pool # 644591	9,342	10,111
6.5%, 6/1/32 Pool # 545691	293,710	328,870
3.5%, 8/1/32 Pool # MA3098	229,282	233,984
5.5%, 11/1/33 Pool # 555880	371,935	408,397
7%, 7/1/34 Pool # 792636	37,129	38,167
4%, 2/1/35 Pool # MA2177	1,445,985	1,505,638
5%, 8/1/35 Pool # 829670	434,211	468,499
5%, 9/1/35 Pool # 820347	578,523	630,684
5%, 9/1/35 Pool # 835699	487,376	531,113
3.5%, 12/1/35 Pool # MA2473	1,034,512	1,053,805
5%, 12/1/35 Pool # 850561	162,206	175,132
5.5%, 10/1/36 Pool # 901723	457,434	501,282

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

6.5%, 10/1/36 Pool # 894118	327,850	365,873
6%, 11/1/36 Pool # 902510	385,089	438,700
6%, 10/1/37 Pool # 947563	489,085	557,548
6.5%, 8/1/38 Pool # 987711	810,279	918,267
4%, 1/1/41 Pool # AB2080	1,458,841	1,507,965
4.5%, 7/1/41 Pool # AB3274	595,007	629,293
5.5%, 7/1/41 Pool # AL6588	1,190,249	1,310,257
4%, 9/1/41 Pool # AJ1406	1,021,651	1,056,738
3.5%, 6/1/42 Pool # AO4136	1,589,885	1,604,852
4%, 6/1/42 Pool # MA1087	390,386	403,567
3.5%, 8/1/42 Pool # AP2133	717,735	724,353
3.5%, 9/1/42 Pool # AB6228	1,275,072	1,286,435
4%, 10/1/42 Pool # AP7363	946,302	978,144
3.5%, 3/1/43 Pool # AT0310	767,272	774,267
4%, 1/1/45 Pool # AS4257	253,191	261,080
4.5%, 2/1/45 Pool # MA2193	942,865	988,893
3.5%, 8/1/45 Pool # AS5645	743,102	746,193
3.5%, 11/1/45 Pool # BA4907	589,815	591,811
3.5%, 12/1/45 Pool # AS6309	346,104	347,222
4.5%, 10/1/46 Pool # MA2783	127,061	133,094
4%, 12/1/46 Pool # BD2379	438,568	450,732
3%, 1/1/47 Pool # BE0108	466,667	456,816
		25,491,041
Freddie Mac - 9.5%
4.5%, 2/1/25 Pool # J11722	191,031	198,603
4.5%, 5/1/25 Pool # J12247	352,503	366,510
8%, 6/1/30 Pool # C01005	13,339	15,442
7%, 3/1/31 Pool # C48129	51,977	52,847
5.5%, 11/1/34 Pool # A28282	730,039	810,517
5.5%, 1/1/37 Pool # G04593	217,752	239,844
5%, 10/1/39 Pool # G60465	1,739,561	1,877,339
4%, 10/1/41 Pool # Q04092	686,065	710,311
3%, 9/1/42 Pool # C04233	2,155,290	2,118,704
3%, 4/1/43 Pool # V80025	1,930,178	1,897,398
3%, 4/1/43 Pool # V80026	1,921,087	1,888,462
3.5%, 8/1/44 Pool # Q27927	643,270	647,401
3%, 7/1/45 Pool # G08653	970,761	949,689
3.5%, 8/1/45 Pool # Q35614	1,133,001	1,139,393
3%, 10/1/46 Pool # G60722	1,053,556	1,029,903
4%, 3/1/47 Pool # Q46801	894,711	922,465
		14,864,828
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	51,824	58,584
6.5%, 4/20/31 Pool # 3068	36,861	42,020
		100,604
Total Mortgage Backed Securities ( Cost $40,808,746 )		40,456,473
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.6%
U.S. Treasury Bonds - 9.2%
6.625%, 2/15/27	$5,000,000	6,546,875

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

4.500%, 5/15/38		3,000,000	3,754,570
3.000%, 5/15/45		750,000	754,717
2.500%, 5/15/46		750,000	682,031
2.250%, 8/15/46		2,000,000	1,722,735
3.000%, 5/15/47		750,000	753,662
			14,214,590
U.S. Treasury Notes - 13.4%
3.375%, 11/15/19		2,500,000	2,544,629
2.625%, 11/15/20		5,000,000	5,031,250
2.000%, 11/15/21		5,000,000	4,919,531
2.750%, 11/15/23		3,500,000	3,525,020
2.125%, 3/31/24		3,000,000	2,913,750
2.250%, 11/15/25		2,000,000	1,935,859
			20,870,039
Total U.S. Government and Agency Obligations ( Cost $33,800,514 )			35,084,629
		Shares
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional U.S. Government Money Market Fund, 1.58%, Premier Class		4,027,331	4,027,331
Total Short-Term Investments ( Cost $4,027,331 )			4,027,331
COLLATERAL FOR SECURITIES ON LOAN (F) - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio		104,000	104,000
Total Collateral for Securities on Loan ( Cost $104,000 )			104,000
TOTAL INVESTMENTS - 99.4% ( Cost $153,627,259 )			154,560,146
NET OTHER ASSETS AND LIABILITIES - 0.6%			874,123
TOTAL NET ASSETS - 100.0%			$155,434,269

(A)	Floating rate or variable rate note. Rate shown is as of March 31, 2018.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)
A portion of securities on loan with an aggregate value of $101,263; cash collateral (included in liabilities) of $104,000 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.6% of total net assets.
(F)	Represents investments of cash collateral received in connection with securities lending.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 91.6%
Consumer Discretionary - 21.3%
Cablevision Systems Corp., 5.875%, 9/15/22	$250,000	$248,050
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.125%, 5/1/23	350,000	350,437
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	200,000	203,500
Deck Chassis Acquisition Inc. (A), 10%, 6/15/23	100,000	108,250
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	271,600
DISH DBS Corp., 6.75%, 6/1/21	600,000	603,750
GameStop Corp. (A), 6.75%, 3/15/21	335,000	338,350
IRB Holding Corp. (A), 6.75%, 2/15/26	250,000	245,025
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (A), 6.75%, 11/15/21	250,000	258,125
Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23	400,000	412,752
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.25%, 2/15/22	150,000	152,625
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	501,300
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	256,250
Pinnacle Entertainment Inc., 5.625%, 5/1/24	250,000	261,250
Scientific Games International Inc. (A), 5%, 10/15/25	325,000	316,062
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	256,250
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	246,013
Univision Communications Inc. (A), 5.125%, 5/15/23	325,000	309,595
		5,339,184
Consumer Staples - 6.8%
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	255,625
Dean Foods Co. (A), 6.5%, 3/15/23	250,000	237,813
First Quality Finance Co. Inc. (A), 4.625%, 5/15/21	400,000	398,000
Pilgrim's Pride Corp. (A), 5.75%, 3/15/25	350,000	339,888
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	246,250
Simmons Foods Inc. (A), 5.75%, 11/1/24	250,000	226,875
		1,704,451
Energy - 10.3%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 8.5%, 12/15/21	375,000	377,812
Andeavor Logistics L.P. / Andeavor Logistics Finance Corp., 6.375%, 5/1/24	250,000	265,625
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	125,975
Carrizo Oil & Gas Inc. (B), 6.25%, 4/15/23	375,000	375,000
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	500,000	450,000
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	401,000
Unit Corp., 6.625%, 5/15/21	600,000	600,000
		2,595,412
Financials - 10.0%
Acrisure LLC / Acrisure Finance Inc. (A), 7%, 11/15/25	250,000	240,000
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	500,000	529,375
Equinix Inc., 5.875%, 1/15/26	400,000	417,000
FBM Finance Inc. (A), 8.25%, 8/15/21	250,000	261,250
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	246,725
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	400,000	392,120
Quicken Loans Inc. (A), 5.75%, 5/1/25	200,000	199,500
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	222,500
		2,508,470

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

High Income Fund Portfolio of Investments (unaudited)

Health Care - 7.2%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	500,000	500,000
Avantor Inc. (A), 6%, 10/1/24	200,000	199,000
HCA Inc., 5.875%, 2/15/26	250,000	254,375
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (B) (C), 4.875%, 4/15/20	500,000	475,000
Valeant Pharmaceuticals International Inc. (A) (C), 5.625%, 12/1/21	400,000	382,000
		1,810,375
Industrials - 16.2%
ARD Finance S.A., 7.125% Cash, 7.875 PIK (C), 9/15/23	250,000	259,062
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	238,125
Bombardier Inc. (A) (C), 8.75%, 12/1/21	250,000	274,062
Covanta Holding Corp., 5.875%, 3/1/24	500,000	490,000
DAE Funding LLC (A), 5%, 8/1/24	250,000	236,563
FTI Consulting Inc., 6%, 11/15/22	500,000	513,750
Griffon Corp., 5.25%, 3/1/22	300,000	301,215
Herc Rentals Inc. (A), 7.5%, 6/1/22	240,000	256,200
Mueller Industries Inc., 6%, 3/1/27	250,000	249,688
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	420,000	419,672
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23	101,000	109,452
Summit Materials LLC / Summit Materials Finance Corp., 8.5%, 4/15/22	250,000	269,375
Tennant Co., 5.625%, 5/1/25	250,000	255,000
Waste Pro USA Inc. (A), 5.5%, 2/15/26	200,000	197,500
		4,069,664
Information Technology - 3.7%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	400,000
Diebold Nixdorf Inc., 8.5%, 4/15/24	395,000	415,738
Match Group Inc. (A), 5%, 12/15/27	125,000	123,125
		938,863
Materials - 4.8%
Berry Global Inc., 5.125%, 7/15/23	250,000	252,820
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	545,000	534,100
Sealed Air Corp. (A), 5.125%, 12/1/24	400,000	406,960
		1,193,880
Real Estate - 2.5%
Iron Mountain Inc., 5.75%, 8/15/24	400,000	387,500
Iron Mountain Inc. (A), 4.875%, 9/15/27	250,000	231,875
		619,375
Telecommunication Services - 3.7%
Altice Luxembourg S.A. (A) (B) (C), 7.625%, 2/15/25	400,000	342,000
Frontier Communications Corp. (A), 8.5%, 4/1/26	150,000	145,125
Inmarsat Finance PLC (A) (C), 6.5%, 10/1/24	300,000	304,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	131,250	130,430
		922,055
Utilities - 5.1%
AES Corp., 5.5%, 4/15/25	415,000	429,006
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	97,750
Calpine Corp., 5.5%, 2/1/24	250,000	227,500

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

High Income Fund Portfolio of Investments (unaudited)

NRG Energy Inc., 6.25%, 7/15/22		300,000	308,910
NRG Energy Inc., 6.25%, 5/1/24		200,000	206,000
			1,269,166
Total Corporate Notes and Bonds ( Cost $22,910,042 )			22,970,895
FOREIGN CORPORATE BONDS - 2.3%
Consumer Staples - 0.9%
JBS USA LUX S.A. / JBS USA Finance Inc. (A) (C), 6.75%, 2/15/28		250,000	240,000
Health Care - 0.4%
Teva Pharmaceutical Finance Netherlands III BV (A) (C), 6%, 4/15/24		100,000	97,118
Industrials - 1.0%
GFL Environmental Inc. (A) (C), 5.375%, 3/1/23		250,000	245,625
Total Foreign Corporate Bonds ( Cost $600,000 )			582,743
		Shares
SHORT-TERM INVESTMENTS - 4.7%
State Street Institutional U.S. Government Money Market Fund, 1.58%, Premier Class		1,185,840	1,185,840
Total Short-Term Investments ( Cost $1,185,840 )			1,185,840
COLLATERAL FOR SECURITIES ON LOAN (D) - 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio		782,763	782,763
Total Collateral for Securities on Loan ( Cost $782,763 )			782,763
TOTAL INVESTMENTS - 101.7% ( Cost $25,478,645 )			25,522,241
NET OTHER ASSETS AND LIABILITIES - (1.7%)			(427,551)
TOTAL NET ASSETS - 100.0%			$25,094,690

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)
A portion of securities on loan with an aggregate value of $767,249; cash collateral (included in liabilities) of $782,763 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 10.4% of total net assets.
(D)	Represents investments of cash collateral received in connection with securities lending.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 62.4%
Consumer Discretionary - 6.0%
Carnival Corp.	52,000	$3,410,160
Home Depot Inc./The	24,000	4,277,760
McDonald's Corp.	16,000	2,502,080
Starbucks Corp.	51,000	2,952,390
TJX Cos. Inc./The	34,000	2,773,040
		15,915,430
Consumer Staples - 5.5%
Diageo PLC, ADR	27,000	3,656,340
Nestle S.A., ADR	52,500	4,150,125
PepsiCo Inc.	32,500	3,547,375
Procter & Gamble Co./The	39,500	3,131,560
		14,485,400
Energy - 5.4%
Chevron Corp.	34,800	3,968,592
Exxon Mobil Corp.	86,000	6,416,460
Schlumberger Ltd.	60,000	3,886,800
		14,271,852
Financials - 11.3%
BB&T Corp.	51,000	2,654,040
Chubb Ltd.	17,000	2,325,090
CME Group Inc.	33,000	5,337,420
Northern Trust Corp.	23,000	2,371,990
PNC Financial Services Group Inc./The	25,000	3,781,000
Travelers Cos. Inc./The	27,500	3,818,650
US Bancorp	100,000	5,050,000
Wells Fargo & Co.	82,500	4,323,825
		29,662,015
Health Care - 8.4%
Amgen Inc.	17,000	2,898,160
Johnson & Johnson	39,000	4,997,850
Medtronic PLC	46,500	3,730,230
Merck & Co. Inc.	52,000	2,832,440
Novartis AG, ADR	47,000	3,799,950
Pfizer Inc.	109,000	3,868,410
		22,127,040
Industrials - 8.8%
3M Co.	9,000	1,975,680
Caterpillar Inc.	11,500	1,694,870
Emerson Electric Co.	51,000	3,483,300
Fastenal Co.	81,000	4,421,790
Union Pacific Corp.	20,500	2,755,815
United Parcel Service Inc., Class B	41,000	4,291,060
United Technologies Corp.	37,000	4,655,340
		23,277,855

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

Information Technology - 9.5%
Accenture PLC, Class A	14,500	2,225,750
Analog Devices Inc.	25,000	2,278,250
Automatic Data Processing Inc.	16,500	1,872,420
Cisco Systems Inc.	137,000	5,875,930
Microsoft Corp.	56,000	5,111,120
TE Connectivity Ltd.	17,000	1,698,300
Texas Instruments Inc.	26,500	2,753,085
Xilinx Inc.	44,500	3,214,680
		25,029,535
Materials - 3.7%
Nucor Corp.	68,500	4,184,665
Praxair Inc.	38,000	5,483,400
		9,668,065
Telecommunication Service - 1.5%
Verizon Communications Inc.	81,000	3,873,420

Utilities - 2.3%
Dominion Energy Inc.	38,500	2,596,055
NextEra Energy Inc.	21,000	3,429,930
		6,025,985
Total Common Stocks ( Cost $116,515,555 )		164,336,597
	Par Value
ASSET BACKED SECURITIES - 1.0%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$250,000	246,838
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	188,232	187,716
CarMax Auto Owner Trust, Series 2015-2, Class A4, 1.8%, 3/15/21	500,000	495,992
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	500,000	496,375
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A1, 1.77%, 8/15/20	100,000	99,755
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	234,232	234,278
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46%, 6/15/20	226,880	226,801
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	500,000	492,470
Total Asset Backed Securities ( Cost $2,481,603 )		2,480,225
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	350,000	357,046
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	481,000	500,518
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	459,957	501,909
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	544,388	540,144
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	422,754	419,041
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	400,000	409,921
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	450,000	441,389
Total Collateralized Mortgage Obligations ( Cost $3,291,082 )		3,169,968
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.092%, 1/25/23	7,610,407	308,228
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	225,000	222,639

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B) (C), 3.751%, 2/25/45	700,000	704,744
Total Commercial Mortgage-Backed Securities ( Cost $1,283,513 )		1,235,611
CORPORATE NOTES AND BONDS - 13.5%
Consumer Discretionary - 2.8%
Amazon.com Inc. (A), 2.8%, 8/22/24	200,000	194,061
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 5/1/27	325,000	325,000
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	300,000	306,447
Discovery Communications LLC, 5%, 9/20/37	300,000	298,987
DISH DBS Corp., 6.75%, 6/1/21	300,000	301,875
ERAC USA Finance LLC (A), 6.7%, 6/1/34	875,000	1,080,048
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	500,000	500,106
GameStop Corp. (A), 6.75%, 3/15/21	200,000	202,000
General Motors Financial Co. Inc., 3.2%, 7/6/21	650,000	644,374
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	450,000	458,168
Lennar Corp., 4.75%, 4/1/21	350,000	356,125
Lowe's Cos. Inc., 2.5%, 4/15/26	400,000	370,718
Marriott International Inc., 3.125%, 6/15/26	400,000	379,112
Newell Brands Inc., 5.5%, 4/1/46	450,000	477,680
Omnicom Group Inc., 3.6%, 4/15/26	650,000	630,099
Priceline Group Inc./The, 3.6%, 6/1/26	500,000	491,203
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	350,000	330,717
		7,346,720
Consumer Staples - 0.7%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	500,000	539,256
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	600,000	564,101
CVS Health Corp., 5.125%, 7/20/45	400,000	424,269
Tyson Foods Inc., 3.55%, 6/2/27	300,000	288,726
		1,816,352
Energy - 1.3%
Antero Resources Corp., 5.625%, 6/1/23	200,000	204,000
Enterprise Products Operating LLC, 3.75%, 2/15/25	400,000	401,792
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	525,305
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	200,000	180,000
Marathon Oil Corp., 2.7%, 6/1/20	500,000	492,603
Phillips 66, 4.65%, 11/15/34	500,000	524,724
Schlumberger Holdings Corp. (A), 4%, 12/21/25	400,000	406,751
Valero Energy Corp., 6.625%, 6/15/37	500,000	631,312
		3,366,487
Financials - 3.7%
Air Lease Corp., 3.75%, 2/1/22	500,000	504,454
Air Lease Corp., 3.625%, 4/1/27	500,000	476,721
American Express Co., 2.5%, 8/1/22	400,000	385,836
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	384,236
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	243,643
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	200,000	192,278
Bank of Montreal, MTN (D), 1.9%, 8/27/21	500,000	480,233
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	243,669
Capital One Financial Corp., 3.3%, 10/30/24	400,000	385,574

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

Cboe Global Markets Inc., 3.65%, 1/12/27	400,000	389,803
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	750,000	721,988
Huntington National Bank/The, 2.2%, 4/1/19	1,200,000	1,191,717
JPMorgan Chase & Co., 2.972%, 1/15/23	500,000	490,433
JPMorgan Chase & Co., 2.95%, 10/1/26	650,000	611,657
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	199,826
Morgan Stanley, 4.3%, 1/27/45	500,000	505,541
Nasdaq Inc., 3.85%, 6/30/26	75,000	73,986
Old Republic International Corp., 3.875%, 8/26/26	450,000	442,094
Raymond James Financial Inc., 3.625%, 9/15/26	200,000	196,015
Regions Financial Corp., 3.2%, 2/8/21	500,000	499,083
Regions Financial Corp., 2.75%, 8/14/22	250,000	242,915
Synchrony Financial, 3.75%, 8/15/21	600,000	605,018
Synchrony Financial, 3.7%, 8/4/26	400,000	374,087
		9,840,807
Health Care - 1.2%
AbbVie Inc., 4.45%, 5/14/46	400,000	397,789
Allergan Funding SCS (D), 4.75%, 3/15/45	300,000	294,312
HCA Inc., 3.75%, 3/15/19	300,000	301,140
Humana Inc., 2.5%, 12/15/20	300,000	294,251
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	750,000	737,622
UnitedHealth Group Inc., 2.875%, 3/15/23	1,000,000	983,551
Zoetis Inc., 3%, 9/12/27	225,000	210,826
		3,219,491
Industrials - 0.7%
Masco Corp., 4.375%, 4/1/26	400,000	406,200
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,069,683
United Rentals North America Inc., 4.625%, 7/15/23	300,000	305,250
		1,781,133
Information Technology - 1.6%
Analog Devices Inc., 5.3%, 12/15/45	350,000	395,493
Apple Inc., 2.25%, 2/23/21	500,000	492,480
Autodesk Inc., 4.375%, 6/15/25	500,000	513,975
Cisco Systems Inc., 2.2%, 2/28/21	700,000	687,343
Citrix Systems Inc., 4.5%, 12/1/27	85,000	84,440
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	175,000	222,282
Fidelity National Information Services Inc., 3%, 8/15/26	450,000	419,028
Intel Corp. (A), 3.734%, 12/8/47	435,000	423,868
Oracle Corp., 4%, 7/15/46	500,000	492,727
Thomson Reuters Corp. (D), 4.3%, 11/23/23	600,000	614,048
		4,345,684
Real Estate - 0.7%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	487,305
Iron Mountain Inc. (A), 4.875%, 9/15/27	300,000	278,250
Store Capital Corp., 4.5%, 3/15/28	300,000	297,984
Welltower Inc., 4.5%, 1/15/24	725,000	749,802
		1,813,341
Telecommunication Services - 0.8%
AT&T Inc., 4.75%, 5/15/46	500,000	485,622

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

AT&T Inc., 5.15%, 2/14/50	250,000	252,543
Harris Corp., 5.054%, 4/27/45	500,000	551,399
Verizon Communications Inc., 5.15%, 9/15/23	750,000	809,167
		2,098,731
Total Corporate Notes and Bonds ( Cost $35,266,854 )		35,628,746
LONG TERM MUNICIPAL BONDS - 2.6%
General - 2.6%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,000,000	1,059,500
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	1,000,000	1,075,830
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,267,090
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	525,640
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	850,000	887,782
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	5,000	5,410
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	795,000	857,121
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	1,000,000	1,045,790
		6,724,163
Total Long Term Municipal Bonds ( Cost $6,727,161 )		6,724,163
MORTGAGE BACKED SECURITIES - 8.7%
Fannie Mae - 5.7%
3%, 9/1/30 Pool # 890696	618,582	619,238
3%, 12/1/30 Pool # AL8924	431,458	432,179
7%, 11/1/31 Pool # 607515	23,673	26,112
3.5%, 12/1/31 Pool # MA0919	173,540	177,315
3%, 2/1/32 Pool # AL9867	743,123	742,760
7%, 5/1/32 Pool # 644591	5,136	5,559
3.5%, 8/1/32 Pool # MA3098	229,282	233,984
5.5%, 10/1/33 Pool # 254904	148,270	162,904
5.5%, 11/1/33 Pool # 555880	371,935	408,397
5%, 5/1/34 Pool # 780890	486,212	524,969
7%, 7/1/34 Pool # 792636	17,772	18,268
4%, 2/1/35 Pool # MA2177	695,185	723,864
5%, 9/1/35 Pool # 820347	236,445	257,764
5%, 9/1/35 Pool # 835699	204,010	222,317
5%, 12/1/35 Pool # 850561	67,855	73,262
5.5%, 9/1/36 Pool # 831820	379,491	424,587
6%, 9/1/36 Pool # 831741	297,844	330,965
5.5%, 10/1/36 Pool # 901723	171,538	187,981
5.5%, 12/1/36 Pool # 903059	293,795	321,339
4%, 1/1/41 Pool # AB2080	648,374	670,207
4.5%, 7/1/41 Pool # AB3274	187,557	198,364
5.5%, 7/1/41 Pool # AL6588	686,682	755,918
4%, 9/1/41 Pool # AJ1406	454,067	469,661
4%, 10/1/41 Pool # AJ4046	583,446	603,587
3.5%, 6/1/42 Pool # AO4134	477,556	482,059
3.5%, 6/1/42 Pool # AO4136	596,207	601,819
3.5%, 8/1/42 Pool # AP2133	598,112	603,627
4%, 10/1/42 Pool # AP7363	498,054	514,813
3%, 2/1/43 Pool # AB8486	964,531	949,640

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

3%, 2/1/43 Pool # AL3072	736,106	724,767
3.5%, 3/1/43 Pool # AT0310	488,264	492,716
4%, 1/1/45 Pool # AS4257	182,860	188,558
4.5%, 2/1/45 Pool # MA2193	532,449	558,441
3.5%, 4/1/45 Pool # MA2229	487,653	489,904
3.5%, 11/1/45 Pool # BA4907	589,815	591,812
3.5%, 12/1/45 Pool # AS6309	129,789	130,208
		14,919,865
Freddie Mac - 3.0%
4.5%, 2/1/25 Pool # J11722	114,619	119,162
4.5%, 5/1/25 Pool # J12247	99,142	103,081
8%, 6/1/30 Pool # C01005	10,671	12,353
6.5%, 1/1/32 Pool # C62333	78,350	88,236
5%, 10/1/39 Pool # G60465	1,098,653	1,185,670
3.5%, 11/1/40 Pool # G06168	303,488	305,788
4.5%, 9/1/41 Pool # Q03516	484,123	512,007
4%, 10/1/41 Pool # Q04092	686,065	710,311
3%, 9/1/42 Pool # C04233	1,108,435	1,089,619
3%, 4/1/43 Pool # V80025	772,071	758,959
3%, 4/1/43 Pool # V80026	768,435	755,385
3%, 7/1/45 Pool # G08653	232,983	227,925
3.5%, 8/1/45 Pool # Q35614	755,334	759,596
3%, 10/1/46 Pool # G60722	582,818	569,734
4%, 3/1/47 Pool # Q46801	715,769	737,972
		7,935,798
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	30,356	34,605
Total Mortgage Backed Securities ( Cost $23,135,438 )		22,890,268
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.8%
Federal Home Loan Bank - 0.1%
1.750%, 12/21/23 (E)	350,000	347,026

U.S. Treasury Bonds - 2.8%
6.625%, 2/15/27	2,270,000	2,972,281
3.000%, 5/15/42	1,000,000	1,011,016
2.500%, 2/15/45	1,250,000	1,141,358
2.500%, 5/15/46	1,000,000	909,375
2.250%, 8/15/46	1,000,000	861,367
3.000%, 5/15/47	400,000	401,953
		7,297,350
U.S. Treasury Notes - 4.9%
3.125%, 5/15/19	2,000,000	2,020,625
3.625%, 8/15/19	1,000,000	1,018,672
3.375%, 11/15/19	1,000,000	1,017,851
2.000%, 7/31/20	1,000,000	992,383
2.625%, 11/15/20	4,000,000	4,025,000
2.000%, 2/15/22	1,250,000	1,227,832
1.750%, 5/15/22	1,750,000	1,698,457

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

2.125%, 3/31/24		1,000,000	971,250
			12,972,070
Total U.S. Government and Agency Obligations ( Cost $20,378,182 )			20,616,446
		Shares
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S. Government Money Market Fund, 1.58%, Premier Class		4,789,292	4,789,292
Total Short-Term Investments ( Cost $4,789,292 )			4,789,292
TOTAL INVESTMENTS - 99.5% ( Cost $213,868,680 )			261,871,316
NET OTHER ASSETS AND LIABILITIES - 0.5%			1,393,340
TOTAL NET ASSETS - 100.0%			$263,264,656

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Floating rate or variable rate note. Rate shown is as of March 31, 2018.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.8% of total net assets.
(E)	Stepped rate security. Rate shown is as of March 31, 2018.
ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.2%
Consumer Staples - 2.1%
Nestle S.A., ADR	85,000	$6,719,250

Energy - 13.2%
Canadian Natural Resources Ltd.	294,000	9,252,180
Chevron Corp.	57,000	6,500,280
EOG Resources Inc.	154,000	16,211,580
Halliburton Co.	242,000	11,359,480
		43,323,520
Financials - 26.8%
Capital Markets - 4.3%
Bank of New York Mellon Corp./The	276,000	14,222,280

Commercial Banks - 17.0%
Bank of America Corp.	578,000	17,334,220
JPMorgan Chase & Co.	162,000	17,815,140
Regions Financial Corp.	384,000	7,134,720
US Bancorp	263,000	13,281,500
		55,565,580
Diversified Financial Services - 2.4%
Berkshire Hathaway Inc., Class B *	39,000	7,779,720

Insurance - 3.1%
Hartford Financial Services Group Inc./The	197,000	10,149,440
		87,717,020
Health Care - 7.2%
Baxter International Inc.	206,000	13,398,240
Humana Inc.	38,500	10,349,955
		23,748,195
Industrials - 9.7%
FedEx Corp.	55,000	13,206,050
Jacobs Engineering Group Inc.	81,000	4,791,150
Textron Inc.	235,000	13,857,950
		31,855,150
Information Technology - 7.4%
Seagate Technology PLC	188,000	11,001,760
TE Connectivity Ltd.	133,500	13,336,650
		24,338,410
Materials - 14.3%
DowDuPont Inc.	235,000	14,971,850
Freeport-McMoRan Inc. *	734,000	12,896,380
Rio Tinto PLC, ADR	252,500	13,011,325
Teck Resources Ltd., Class B	238,000	6,130,880
		47,010,435

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Large Cap Value Fund Portfolio of Investments (unaudited)

Real Estate - 4.1%
Weyerhaeuser Co.		381,000	13,335,000

Telecommunication Service - 4.0%
T-Mobile U.S. Inc. *		213,000	13,001,520

Utilities - 7.4%
AES Corp.		1,080,000	12,279,600
NRG Energy Inc.		396,000	12,089,880
			24,369,480
Total Common Stocks ( Cost $255,563,854 )			315,417,980
SHORT-TERM INVESTMENTS - 3.6%
State Street Institutional U.S. Government Money Market Fund, 1.58%, Premier Class		11,686,700	11,686,700
Total Short-Term Investments ( Cost $11,686,700 )			11,686,700
TOTAL INVESTMENTS - 99.8% ( Cost $267,250,554 )			327,104,680
NET OTHER ASSETS AND LIABILITIES - 0.2%			725,267
TOTAL NET ASSETS - 100.0%			$327,829,947

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.0%
Consumer Discretionary - 20.7%
CarMax Inc. *	98,265	$6,086,534
CBS Corp., Class B	80,551	4,139,516
Comcast Corp., Class A	232,330	7,938,716
Home Depot Inc./The	28,126	5,013,178
Omnicom Group Inc.	108,249	7,866,455
Starbucks Corp.	98,681	5,712,643
TJX Cos. Inc./The	87,304	7,120,514
Walt Disney Co./The	59,319	5,958,001
		49,835,557
Consumer Staples - 7.3%
CVS Health Corp.	51,292	3,190,875
Diageo PLC, ADR	23,310	3,156,640
JM Smucker Co./The	47,895	5,939,459
PepsiCo Inc.	48,805	5,327,066
		17,614,040
Energy - 3.7%
Apache Corp.	115,230	4,434,050
Schlumberger Ltd.	70,165	4,545,289
		8,979,339
Financials - 11.6%
Berkshire Hathaway Inc., Class B *	30,894	6,162,735
Brookfield Asset Management Inc., Class A	233,439	9,104,121
Charles Schwab Corp./The	80,725	4,215,460
US Bancorp	164,186	8,291,393
		27,773,709
Health Care - 19.4%
Amgen Inc.	31,194	5,317,953
Celgene Corp. *	58,961	5,259,911
Danaher Corp.	52,766	5,166,319
Gilead Sciences Inc.	71,046	5,356,158
Henry Schein Inc. *	119,267	8,015,935
Johnson & Johnson	44,457	5,697,165
Novartis AG, ADR	104,971	8,486,905
Varian Medical Systems Inc. *	27,707	3,398,264
		46,698,610
Industrials - 4.7%
Jacobs Engineering Group Inc.	146,475	8,663,996
United Parcel Service Inc., Class B	25,227	2,640,258
		11,304,254
Information Technology - 22.0%
Accenture PLC, Class A	47,789	7,335,612
Alphabet Inc., Class C *	7,150	7,377,298
Apple Inc.	56,546	9,487,288
CDW Corp.	35,549	2,499,450

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Microsoft Corp.	52,969	4,834,481
	Oracle Corp.	174,007	7,960,820
	TE Connectivity Ltd.	55,025	5,496,998
	Visa Inc., Class A	67,220	8,040,856
			53,032,803
	Materials - 4.3%
	PPG Industries Inc.	66,867	7,462,357
	Praxair Inc.	20,596	2,972,003
			10,434,360
	Real Estate - 3.3%
	American Tower Corp.	54,036	7,853,592
Total Common Stocks ( Cost $167,626,727 )			233,526,264
	SHORT-TERM INVESTMENTS - 2.9%
	State Street Institutional U.S. Government Money Market Fund, 1.58%, Premier Class	6,987,278	6,987,278
Total Short-Term Investments ( Cost $6,987,278 )			6,987,278
TOTAL INVESTMENTS - 99.9% ( Cost $174,614,005 )			240,513,542
NET OTHER ASSETS AND LIABILITIES - 0.1%			189,703
TOTAL NET ASSETS - 100.0%			$240,703,245

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.8%
Consumer Discretionary - 22.8%
CarMax Inc. *	113,549	$7,033,225
Liberty Broadband Corp., Class C *	104,884	8,987,510
Liberty Global PLC, Series C *	167,074	5,084,062
O'Reilly Automotive Inc. *	24,780	6,130,076
Omnicom Group Inc.	92,734	6,738,980
Ross Stores Inc.	48,222	3,760,351
TJX Cos. Inc./The	76,055	6,203,046
		43,937,250
Consumer Staples - 1.0%
Brown-Forman Corp., Class B	36,380	1,979,072

Energy - 0.8%
Oceaneering International Inc.	83,556	1,549,128

Financials - 23.2%
Arch Capital Group Ltd. *	109,830	9,400,350
Brookfield Asset Management Inc., Class A	184,882	7,210,398
Brown & Brown Inc.	289,758	7,371,443
Glacier Bancorp Inc.	112,373	4,312,876
Markel Corp. *	8,679	10,156,600
WR Berkley Corp.	86,777	6,308,688
		44,760,355
Health Care - 12.8%
DaVita Inc. *	75,240	4,961,326
Henry Schein Inc. *	96,054	6,455,789
Laboratory Corp. of America Holdings *	43,080	6,968,190
Zoetis Inc.	74,998	6,263,083
		24,648,388
Industrials - 16.2%
Copart Inc. *	229,627	11,694,903
Expeditors International of Washington Inc.	114,219	7,230,063
Fastenal Co.	99,405	5,426,519
IHS Markit Ltd. *	142,427	6,870,678
		31,222,163
Information Technology - 6.3%
Amphenol Corp., Class A	44,257	3,811,855
CDW Corp.	119,034	8,369,281
		12,181,136
Materials - 8.8%
Axalta Coating Systems Ltd. *	221,796	6,696,021
Crown Holdings Inc. *	95,012	4,821,859
NewMarket Corp.	5,052	2,029,287
RPM International Inc.	71,541	3,410,360
		16,957,527

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Mid Cap Fund Portfolio of Investments (unaudited)

Real Estate - 2.9%
Crown Castle International Corp.		50,791	5,567,201
Total Common Stocks ( Cost $109,924,719 )			182,802,220
SHORT-TERM INVESTMENTS - 5.2%
State Street Institutional U.S. Government Money Market Fund, 1.58%, Premier Class		10,028,396	10,028,396
Total Short-Term Investments ( Cost $10,028,396 )			10,028,396
TOTAL INVESTMENTS - 100.0% ( Cost $119,953,115 )			192,830,616
NET OTHER ASSETS AND LIABILITIES - 0.0%			32,463
TOTAL NET ASSETS - 100.0%			$192,863,079

*	Non-income producing.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.5%
Australia - 3.1%
BHP Billiton PLC	47,560	$938,171
Caltex Australia Ltd.	10,451	253,781
		1,191,952
Belgium - 1.7%
Anheuser-Busch InBev S.A.	5,985	657,767

Brazil - 0.9%
Cielo S.A.	55,400	347,188

Canada - 4.2%
Canadian National Railway Co. (A)	4,700	343,503
National Bank of Canada (A)	12,200	574,229
Suncor Energy Inc. (A)	20,500	707,917
		1,625,649
Denmark - 2.0%
AP Moeller - Maersk AS, Class B	174	271,235
Carlsberg AS, Class B	4,234	505,958
		777,193
Finland - 1.5%
Sampo Oyj, Class A	10,559	588,920

France - 11.9%
Air Liquide S.A.	4,469	547,986
Capgemini SE	6,012	749,814
Cie de Saint-Gobain	8,265	436,566
Cie Generale des Etablissements Michelin	4,982	736,409
Safran S.A.	4,274	452,920
Societe Generale S.A.	8,592	467,450
Valeo S.A.	7,081	468,262
Vinci S.A.	7,948	782,569
		4,641,976
Germany - 4.3%
Deutsche Post AG	8,206	358,843
Fresenius SE & Co. KGaA	4,791	365,950
SAP SE	9,108	953,116
		1,677,909
India - 0.6%
ICICI Bank Ltd., ADR	28,600	253,110

Ireland - 5.8%
Medtronic PLC	9,690	777,332
Ryanair Holdings PLC, ADR *	4,920	604,422
Shire PLC	17,378	866,280
		2,248,034

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

International Stock Fund Portfolio of Investments (unaudited)

Japan - 19.5%
Bridgestone Corp. (A)	8,400	368,783
Daiwa House Industry Co. Ltd. (A)	26,735	1,029,035
Don Quijote Holdings Co. Ltd. (A)	20,500	1,173,814
Isuzu Motors Ltd. (A)	34,200	525,041
Kao Corp. (A)	6,230	469,713
KDDI Corp. (A)	17,600	451,991
Makita Corp. (A)	16,400	815,262
Nexon Co. Ltd. * (A)	28,600	485,168
Shin-Etsu Chemical Co. Ltd. (A)	4,700	488,604
Sony Corp. (A)	8,200	399,334
Sumitomo Mitsui Financial Group Inc. (A)	15,500	657,270
United Arrows Ltd. (A)	7,400	280,721
Yamaha Corp. (A)	10,800	472,243
		7,616,979
Luxembourg - 0.7%
Tenaris S.A.	16,318	282,114

Netherlands - 5.9%
ABN AMRO Group N.V. (B)	9,283	279,880
Royal Dutch Shell PLC, Class A	36,827	1,155,621
Wolters Kluwer N.V.	16,343	870,375
		2,305,876
Norway - 3.1%
Statoil ASA	22,999	544,711
Telenor ASA	29,656	674,510
		1,219,221
Singapore - 2.2%
DBS Group Holdings Ltd. (A)	27,690	584,119
NetLink NBN Trust * (A)	452,200	281,390
		865,509
Spain - 1.4%
Red Electrica Corp. S.A.	25,585	527,023

Sweden - 3.3%
Assa Abloy AB, Class B	34,402	746,930
Nordea Bank AB	52,436	560,183
		1,307,113
Switzerland - 6.6%
Ferguson PLC	12,116	911,358
Julius Baer Group Ltd. *	8,073	497,095
Novartis AG	14,479	1,171,381
		2,579,834
Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,700	643,272

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

International Stock Fund Portfolio of Investments (unaudited)

Turkey - 1.0%
Turkcell Iletisim Hizmetleri AS (A)		104,616	400,091

United Kingdom - 15.2%
Aon PLC		6,000	841,980
British American Tobacco PLC		16,363	949,891
BT Group PLC		79,463	253,909
Compass Group PLC		31,786	649,521
Diageo PLC		10,897	368,647
Howden Joinery Group PLC		48,556	314,268
Informa PLC		45,488	459,025
Prudential PLC		53,770	1,344,107
Unilever PLC		13,661	759,097
			5,940,445
Total Common Stocks ( Cost $32,313,779 )			37,697,175
SHORT-TERM INVESTMENTS - 2.9%
United States - 2.9%
State Street Institutional U.S. Government Money Market Fund, 1.58%, Premier Class		1,123,497	1,123,497
Total Short-Term Investments ( Cost $1,123,497 )			1,123,497
TOTAL INVESTMENTS - 99.4% ( Cost $33,437,276 )			38,820,672
NET OTHER ASSETS AND LIABILITIES - 0.6%			239,089
TOTAL NET ASSETS - 100.0%			$39,059,761

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 3).

(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 3/31/18
Consumer Discretionary	16.4%
Consumer Staples	9.5%
Energy	7.5%
Financials	17.0%
Health Care	8.1%
Industrials	15.5%
Information Technology	8.1%
Materials	5.1%
Real Estate	2.6%
Telecommunication Services	5.3%
Utilities	1.4%
Money Market Funds	2.9%
Net Other Assets and Liabilities	0.6%
100.0%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.9%
Target Date Fund - 98.9%*
Goldman Sachs Target Date 2020 Portfolio, Class R6	4,884,100	$45,129,083
TOTAL INVESTMENTS - 98.9% ( Cost $44,355,389 )		45,129,083
NET OTHER ASSETS AND LIABILITIES - 1.1%		521,030
TOTAL NET ASSETS - 100.0%		$45,650,113

* See Note 5 for a complete listing of holdings of the underlying Target Date Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Target Date Fund - 100.0%*
Goldman Sachs Target Date 2030 Portfolio, Class R6	7,784,466	$73,018,294
TOTAL INVESTMENTS - 100.0% ( Cost $67,868,201 )		73,018,294
NET OTHER ASSETS AND LIABILITIES - 0.0%		(9,475)
TOTAL NET ASSETS - 100.0%		$73,008,819

* See Note 5 for a complete listing of holdings of the underlying Target Date Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.5%
Target Date Fund - 99.5%*
Goldman Sachs Target Date 2040 Portfolio, Class R6	5,363,296	$49,181,423
TOTAL INVESTMENTS - 99.5% ( Cost $45,344,107 )		49,181,423
NET OTHER ASSETS AND LIABILITIES - 0.5%		254,311
TOTAL NET ASSETS - 100.0%		$49,435,734

* See Note 5 for a complete listing of holdings of the underlying Target Date Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.7%
Target Date Fund - 98.7%•
Goldman Sachs Target Date 2050 Portfolio, Class R6	2,787,084	$28,651,225
TOTAL INVESTMENTS - 98.7% ( Cost $24,936,575 )		28,651,225
NET OTHER ASSETS AND LIABILITIES - 1.3%		386,056
TOTAL NET ASSETS - 100.0%		$29,037,281

•	See Note 5 for a complete listing of holdings of the underlying Target Date Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2018

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "fund", and collectively, the ("funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP")). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market is influenced by economic conditions, issuer financial strength, bond structure, trade size, supply and demand, tax code and regulatory environment. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and the Target Date Funds consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAV's of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and the Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

Ultra Series Fund | March 31, 2018

Notes to Portfolios of Investments (unaudited)

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the fund values it. At March 31, 2018, there were no illiquid securities held in the funds. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

3. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended March 31, 2018, maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of March 31, 2018, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of March 31, 2018, in valuing the funds' investments carried at fair value:

	Quoted Prices in	Significant Other
	Active Markets for	Observable	Significant Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	3/31/18
Conservative Allocation	$151,395,941	$–	$–	$151,395,941
Moderate Allocation	243,160,285	–	–	243,160,285
Aggressive Allocation	86,265,386	–	–	86,265,386
Core Bond
Assets:
Asset Backed Securities	–	5,727,287	–	5,727,287
Collateralized Mortgage Obligations	–	3,360,769	–	3,360,769

Ultra Series Fund | March 31, 2018

Notes to Portfolios of Investments (unaudited)

Commercial Mortgage-Backed Securities	–	2,751,544	–	2,751,544
Corporate Notes and Bonds	–	56,113,667	–	56,113,667
Long Term Municipal Bonds	–	6,934,446	–	6,934,446
Mortgage Backed Securities	–	40,456,473	–	40,456,473
U.S. Government and Agency Obligations	–	35,084,629	–	35,084,629
Short-Term Investments	4,027,331	–	–	4,027,331
Collateral for Securities on Loan	104,000	–	–	104,000
	4,131,331	150,428,815	–	154,560,146
High Income
Corporate Notes and Bonds	–	22,970,896	–	22,970,896
Foreign Corporate Bonds	–	582,743	–	582,743
Short-Term Investments	1,185,840	–	–	1,185,840
Collateral for Securities on Loan	782,762	–	–	782,762
	1,968,602	23,553,639	–	25,522,241
Diversified Income
Common Stocks	164,336,597	–	–	164,336,597
Asset Backed Securities	–	2,480,225	–	2,480,225
Collateralized Mortgage Obligations	–	3,169,968	–	3,169,968
Commercial Mortgage-Backed Securities	–	1,235,611	–	1,235,611
Corporate Notes and Bonds	–	35,628,746	–	35,628,746
Long Term Municipal Bonds	–	6,724,163	–	6,724,163
Mortgage Backed Securities	–	22,890,268	–	22,890,268
U.S. Government and Agency Obligations	–	20,616,446	–	20,616,446
Short-Term Investments	4,789,292	–	–	4,789,292
	169,125,889	92,745,427	–	261,871,316
Large Cap Value
Common Stocks	315,417,980	–	–	315,417,980
Short-Term Investments	11,686,700	–	–	11,686,700
	327,104,680	–	–	327,104,680
Large Cap Growth
Common Stocks	233,526,264	–	–	233,526,264
Short-Term Investments	6,987,278	–	–	6,987,278
	240,513,542	–	–	240,513,542
Mid Cap
Common Stocks	182,802,220	–	–	182,802,220
Short-Term Investments	10,028,396	–	–	10,028,396
	192,830,616	–	–	192,830,616
International Stock
Common Stocks
Australia	–	1,191,952	–	1,191,952
Belgium	–	657,767	–	657,767
Brazil	–	347,188	–	347,188
Canada	–	1,625,649	–	1,625,649
Denmark	–	777,193	–	777,193
Finland	–	588,920	–	588,920

Ultra Series Fund | March 31, 2018

Notes to Portfolios of Investments (unaudited)

France	–	4,641,976	–	4,641,976
Germany	–	1,677,909	–	1,677,909
India	253,110	–	–	253,110
Ireland	1,381,754	866,280	–	2,248,034
Japan	–	7,616,979	–	7,616,979
Luxembourg	–	282,114	–	282,114
Netherlands	–	2,305,876	–	2,305,876
Norway	–	1,219,221	–	1,219,221
Singapore	–	865,509	–	865,509
Spain	–	527,023	–	527,023
Sweden	–	1,307,113	–	1,307,113
Switzerland	–	2,579,834	–	2,579,834
Taiwan	643,272	–	–	643,272
Turkey	–	400,091	–	400,091
United Kingdom	841,980	5,098,465	–	5,940,445
Short-Term Investments	1,123,497	–	–	1,123,497
	4,243,613	34,577,059	–	38,820,672
Madison Target Retirement 2020 Fund[2]	45,129,083	–	–	45,129,083
Madison Target Retirement 2030 Fund[2]	73,018,294	–	–	73,018,294
Madison Target Retirement 2040 Fund[2]	49,181,423	–	–	49,181,423
Madison Target Retirement 2050 Fund[2]	28,651,225	–	–	28,651,225

1 See respective portfolio of investments for underlying holdings in each fund. For additional information on the Underlying Funds held in the Conservative, Moderate and Aggressive Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying Funds’ website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2 Please refer to Note 5 for a list of underlying holdings of the Goldman Sachs Target Date Portfolio held by each respective Ultra Series Target Date Fund.

Ultra Series Fund | March 31, 2018

Notes to Portfolios of Investments (unaudited)

4. Securities Lending: Several Ultra Funds had been previously authorized to engage in securities lending, although they have not done so since the financial crisis. The Ultra Funds’ board has recently re-authorized the funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of the securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018:

	Remaining Contractual Maturity of the Agreements As of March 31, 2018

	Overnight and Continuous	Up to 30 days	30 - 90 days	Greater than 90 days	Total
Securities Lending Transactions
Conservative Allocation
Common Stocks	$9,072,204	–	–	–	$9,072,204
Moderate Allocation
Common Stocks	11,843,281	–	–	–	11,843,281
Aggressive Allocation
Common Stocks	4,331,345	–	–	–	4,331,345
Core Bond
Corporate Bonds	104,000	–	–	–	104,000
High Income
Corporate Bonds	782,763	–	–	–	782,763

5. Target Date Funds: The Goldman Sachs Target Date 2020 Portfolio, the Goldman Sachs Target Date 2030 Portfolio, the Goldman Sachs Target Date 2040 Portfolio and the Goldman Sachs Target Date 2050 Portfolios' principal investment objectives and strategies are substantially similar to those of the corresponding Madison Target Retirement Fund. Goldman Sachs Asset Management, L.P. serves as the investment adviser of the GS Target Date Portfolios, and Madison Asset Management, LLC, the Madison Target Retirement Funds' current adviser, serves as the subadviser of the GS Target Date Portfolios. The Madison Target Retirement Funds' current portfolio managers manage the GS Target Date Portfolios. The Ultra Series Madison Target Retirement 2020, Ultra Series Madison Target Retirement 2030, Ultra Series Madison Target Retirement 2040 and Ultra Series Madison Target Retirement 2050 Funds seek to achieve their investment objectives by investing in the shares of the corresponding Goldman Sachs Target Date Portfolio series, other than cash required to process shareholder transactions.

The tables below represent the holdings of the underlying Goldman Sachs Funds series in which the corresponding Ultra Series Madison Target Date Fund invests:

Ultra Series Fund | March 31, 2018

Notes to Portfolios of Investments (unaudited)

Goldman Sachs Target Date 2020 Portfolio1

Schedule of Investments
March 31, 2018 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 98.4%
Alternative Funds – 2.0%
53,280	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$946,786

Bond Funds – 71.4%
15,492	iShares 20+ Year Treasury Bond ETF	1,888,475
82,472	iShares 7-10 Year Treasury Bond ETF	8,510,285
55,738	iShares Floating Rate Bond ETF	2,838,736
89,988	Schwab Intermediate-Term U.S. Treasury ETF	4,732,469
129,735	Schwab U.S. TIPs ETF	7,119,857
108,628	Vanguard Short-Term Corporate Bond ETF	8,519,694

		33,609,516
Foreign Stock Funds – 7.5%
15,189	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	946,882
1,989	Vanguard FTSE All World ex-US Small-Cap ETF	237,169
21,725	Vanguard FTSE All-World ex-U.S. ETF	1,181,188
16,264	Vanguard FTSE Europe ETF	945,752
4,222	WisdomTree Japan Hedged Equity Fund	236,474

		3,547,465
Stock Funds – 17.5%
3,490	Energy Select Sector SPDR Fund	235,261
7,115	iShares Core S&P 500 ETF	1,888,108
5,032	iShares Core S&P Mid-Cap ETF	943,852
7,799	iShares MSCI Japan ETF	473,243
3,817	Powershares Dynamic Pharmaceuticals Portfolio	238,181
31,658	PowerShares S&P 500 Quality Portfolio	944,675
19,280	Schwab U.S. Dividend Equity ETF	945,298
13,619	Vanguard Financials ETF	946,112
6,643	Vanguard Growth ETF	942,509
1,377	Vanguard Information Technology ETF	235,467
1,821	Vanguard Materials ETF	234,727
2,800	Vanguard Telecommunication Services ETF	234,276
		8,261,709
TOTAL EXCHANGE TRADED FUNDS (Cost $44,985,311)		$46,365,476

Shares	Distribution Rate	Value

Investment Company(a) – 0.2%

Goldman Sachs Financial Square Government Fund - Institutional Shares
95,666	1.609%	$95,666
(Cost $95,666)
TOTAL INVESTMENTS — 98.6% (Cost $45,080,977)		$46,461,142

Ultra Series Fund | March 31, 2018

Notes to Portfolios of Investments (unaudited)

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%	647,228

NET ASSETS — 100.0%	$47,108,370

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

[1]
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF -	Exchange Traded Fund
TIPs -	Treasury Inflation Protected Securities

Goldman Sachs Target Date 2030 Portfolio1

Schedule of Investments
March 31, 2018 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 98.2%
Alternative Funds – 2.5%
109,744	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$1,950,151

Bond Funds – 42.1%
19,183	iShares 20+ Year Treasury Bond ETF	2,338,408
52,954	iShares 7-10 Year Treasury Bond ETF	5,464,323
46,015	iShares Floating Rate Bond ETF	2,343,544
111,435	Schwab Intermediate-Term U.S. Treasury ETF	5,860,367
106,688	Schwab U.S. TIPs ETF	5,855,037
139,498	Vanguard Short-Term Corporate Bond ETF	10,940,828

		32,802,507
Foreign Stock Funds – 15.8%
37,617	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	2,345,044
8,210	Vanguard FTSE All World ex-US Small-Cap ETF	978,960
107,608	Vanguard FTSE All-World ex-U.S. ETF	5,850,647
46,910	Vanguard FTSE Europe ETF	2,727,817
7,015	WisdomTree Japan Hedged Equity Fund	392,910

		12,295,378
Stock Funds – 37.8%
11,601	Energy Select Sector SPDR Fund	782,024
55,802	iShares Core S&P 500 ETF	14,808,177
14,541	iShares Core S&P Mid-Cap ETF	2,727,455
22,535	iShares MSCI Japan ETF	1,367,424
9,371	Powershares Dynamic Pharmaceuticals Portfolio	584,751
52,271	PowerShares S&P 500 Quality Portfolio	1,559,767
35,812	Schwab U.S. Dividend Equity ETF	1,755,862
25,296	Vanguard Financials ETF	1,757,313
12,339	Vanguard Growth ETF	1,750,657
4,548	Vanguard Information Technology ETF	777,708
6,067	Vanguard Materials ETF	782,036

Ultra Series Fund | March 31, 2018

Notes to Portfolios of Investments (unaudited)

9,281	Vanguard Telecommunication Services ETF	776,541

		29,429,715

TOTAL EXCHANGE TRADED FUNDS (Cost $69,874,264)		$76,477,751
Shares	Distribution Rate	Value
Investment Company(a) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
131,498	1.609%	$131,498
(Cost $131,498)
TOTAL INVESTMENTS — 98.4% (Cost $77,861,384)		$76,609,249

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		1,252,135

NET ASSETS — 100.0%		$77,861,384

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

[1]
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF -	Exchange Traded Fund
TIPs -	Treasury Inflation Protected Securities

Goldman Sachs Target Date 2040 Portfolio1

Schedule of Investments
March 31, 2018 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 98.4%
Alternative Funds – 3.0%
85,416	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$1,517,842
Bond Funds – 33.2%
12,429	iShares 20+ Year Treasury Bond ETF	1,515,095
24,546	iShares 7-10 Year Treasury Bond ETF	2,532,902
29,861	iShares Floating Rate Bond ETF	1,520,821
62,674	Schwab Intermediate-Term U.S. Treasury ETF	3,296,026
50,773	Schwab U.S. TIPs ETF	2,786,422
64,663	Vanguard Short-Term Corporate Bond ETF	5,071,519
		16,722,785
Foreign Stock Funds – 19.3%
32,549	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	2,029,105
7,430	Vanguard FTSE All World ex-US Small-Cap ETF	885,953
79,144	Vanguard FTSE All-World ex-U.S. ETF	4,303,060
39,180	Vanguard FTSE Europe ETF	2,278,317
4,523	WisdomTree Japan Hedged Equity Fund	253,333
		9,749,768

Ultra Series Fund | March 31, 2018

Notes to Portfolios of Investments (unaudited)

Stock Funds – 42.9%
9,407	Energy Select Sector SPDR Fund	634,126
40,025	iShares Core S&P 500 ETF	10,621,434
12,132	iShares Core S&P Mid-Cap ETF	2,275,599
18,802	iShares MSCI Japan ETF	1,140,905
6,084	Powershares Dynamic Pharmaceuticals Portfolio	379,642
33,998	PowerShares S&P 500 Quality Portfolio	1,014,500
25,811	Schwab U.S. Dividend Equity ETF	1,265,513
18,313	Vanguard Financials ETF	1,272,204
8,897	Vanguard Growth ETF	1,262,307
3,689	Vanguard Information Technology ETF	630,819
4,921	Vanguard Materials ETF	634,317
6,022	Vanguard Telecommunication Services ETF	503,861
		21,635,227

TOTAL EXCHANGE TRADED FUNDS (Cost $44,558,666)		$49,625,622

Shares	Distribution Rate	Value
Investment Company(a) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
109,949	1.609%	$109,949
(Cost $109,949)
TOTAL INVESTMENTS — 98.6% (Cost $49,735,571)		$49,735,571

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		726,109

NET ASSETS — 100.0%		$50,461,680

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
[1]
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF -	Exchange Traded Fund
TIPs -	Treasury Inflation Protected Securities

Goldman Sachs Target Date 2050 Portfolio1

Schedule of Investments
March 31, 2018 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 98.6%
Alternative Funds – 3.0%
51,928	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$922,761

Bond Funds – 24.2%
7,567	iShares 20+ Year Treasury Bond ETF	922,417
8,965	iShares 7-10 Year Treasury Bond ETF	925,099

Ultra Series Fund | March 31, 2018

Notes to Portfolios of Investments (unaudited)

18,152	iShares Floating Rate Bond ETF	924,482
32,236	Schwab Intermediate-Term U.S. Treasury ETF	1,695,291
19,631	Schwab U.S. TIPs ETF	1,077,349
23,584	Vanguard Short-Term Corporate Bond ETF	1,849,693

		7,394,331
Foreign Stock Funds – 22.9%
21,022	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,310,511
5,810	Vanguard FTSE All World ex-US Small-Cap ETF	692,784
53,769	Vanguard FTSE All-World ex-U.S. ETF	2,923,421
3,261	Vanguard FTSE Emerging Markets ETF	153,202
29,113	Vanguard FTSE Europe ETF	1,692,921
4,124	WisdomTree Japan Hedged Equity Fund	230,985

		7,003,824
Stock Funds – 48.5%
5,718	Energy Select Sector SPDR Fund	385,450
26,647	iShares Core S&P 500 ETF	7,071,315
9,014	iShares Core S&P Mid-Cap ETF	1,690,756
13,969	iShares MSCI Japan ETF	847,639
3,695	Powershares Dynamic Pharmaceuticals Portfolio	230,568
20,620	PowerShares S&P 500 Quality Portfolio	615,301
18,836	Schwab U.S. Dividend Equity ETF	923,529
13,305	Vanguard Financials ETF	924,298
6,490	Vanguard Growth ETF	920,801
3,140	Vanguard Information Technology ETF	536,940
2,991	Vanguard Materials ETF	385,540
3,661	Vanguard Telecommunication Services ETF	306,316
		14,838,453

TOTAL EXCHANGE TRADED FUNDS (Cost $26,707,695)		$30,159,369
Shares	Distribution Rate	Value
Investment Company(a) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
70,395	1.609%	$70,395
(Cost $70,395)
TOTAL INVESTMENTS — 98.8% (Cost $26,778,090)		$30,229,764

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		378,549
NET ASSETS — 100.0%		$30,608,313

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
[1]
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF -	Exchange Traded Fund
TIPs -	Treasury Inflation Protected Securities

Ultra Series Fund | March 31, 2018

Notes to Portfolios of Investments (unaudited)

6. Federal Income Tax Information: At March 31, 2018, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$7,348,805	$(880,183)	$6,468,622
Moderate Allocation	24,035,340	(813,968)	23,221,372
Aggressive Allocation	11,814,135	(310,120)	11,504,015
Core Bond	3,532,501	(2,599,614)	932,887
High Income	452,025	(408,429)	43,596
Diversified Income	52,448,874	(4,446,238)	48,002,636
Large Cap Value	64,427,577	(4,573,451)	59,854,126
Large Cap Growth	69,158,810	(3,259,273)	65,899,537
Mid Cap	75,930,720	(3,053,219)	72,877,501
International Stock	6,476,829	(1,093,433)	5,383,396
Madison Target Retirement 2020	773,694	–	773,694
Madison Target Retirement 2030	5,150,093	–	5,150,093
Madison Target Retirement 2040	3,837,316	–	3,837,316
Madison Target Retirement 2050	3,714,650	–	3,714,650

7. Concentration of Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

The Core Bond Fund is subject to derivatives risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

The Target Allocation Funds are fund of funds and the Target Date Funds invest in funds of funds, meaning that each invests primarily in Underlying Funds and Portfolios, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds and Portfolios in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund and Portfolio invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Allocation Funds and the Target Date Funds, are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause

Ultra Series Fund | March 31, 2018

Notes to Portfolios of Investments (unaudited)

the value of a fund’s investments and share price to decline. The Core Bond may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above and in the prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act. There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: /s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer

Date: May 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer

Date: May 10, 2018

By:  /s/ Greg Hoppe
  Greg Hoppe, Principal Financial Officer

Date: May 10, 2018

.